CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
SALES
Total sales	$ 0	$ 0	$ 0	$ 0
Cost of goods	0	0	0	0
Gross profit	0	0	0	0
OPERATING EXPENSES
Research and development expense	811,784	5,072,938	1,987,670	5,654,897
Salary expense	378,740	379,357	1,283,198	1,019,201
Amortization expense	250,000	250,000	750,000	750,000
Professional services expense	431,304	1,801,081	2,476,392	9,651,391
Stock based compensation expense	96,888	113,301	805,347	348,993
General and administrative expenses	173,073	272,131	584,667	687,963
Selling and marketing expense	0	12,412	5,000	12,711
Total operating expenses	2,141,789	7,901,220	7,892,274	18,125,156
LOSS FROM OPERATIONS	(2,141,789)	(7,901,220)	(7,892,274)	(18,125,156)
OTHER INCOME (EXPENSE)
Interest expense	(50,926)	(19,800)	(317,487)	(93,853)
Royalties and licensing fees	0	(15,000)	0	(15,000)
Other income (expense)	51,558	(23,601)	146,246	(23,566)
Loss on write down of assets	(37,257)	0	(37,257)	0
Gain on change in fair value of derivative liability warrants	349,500	1,609,125	235,125	746,625
TOTAL OTHER INCOME, NET	312,875	1,550,724	26,627	614,206
LOSS BEFORE INCOME TAXES	(1,828,914)	(6,350,494)	(7,865,647)	(17,510,948)
PROVISION FOR INCOME TAXES (BENEFIT)	0	0	0	0
NET LOSS	(1,828,914)	(6,350,494)	(7,865,647)	(17,510,948)
Net loss attributable to noncontrolling interests	0	0	0	0
NET LOSS ATTRIBUTABLE TO COEPTIS THERAPEUTICS HOLDINGS, INC.	$ (1,828,914)	$ (6,350,494)	$ (7,865,647)	$ (17,510,948)
LOSS PER SHARE
Loss per share, basic	$ (0.05)	$ (0.24)	$ (0.21)	$ (0.76)
Loss per share, fully diluted	$ (0.05)	$ (0.24)	$ (0.21)	$ (0.76)
Weighted average number of common shares outstanding, basic	39,806,505	26,650,210	37,640,436	22,957,402
Weighted average number of common shares outstanding, diluted	39,806,505	26,650,210	37,640,436	22,957,402
Sale [Member]
SALES
Total sales	$ 0	$ 0	$ 0	$ 0